IMPAIRMENTS, LOSS CONTINGENCIES, RESTRUCTURING AND OTHERS (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Legal settlements and reserves	$ 1,435	$ (1)	$ 1,462	$ 18
Impairment of long-lived assets	49	8	64	95
Restructuring	23	21	64	61
Other expenses	32	27	34	30
Total	1,539	55	1,624	204
Modafinil Antitrust Litigation Reserve			485
Litigation Settlement Expense For Pantoprazole Litigation			$ 930